Shareholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Shareholders' Equity

Note 4: Shareholders’ Equity

The Company began paying dividends during the year ended December 31, 2012. The Company distributed dividends of $2,589,011 in cash to its shareholders during the year ended December 31, 2012. For the three and nine months ending September 30, 2013, the Company paid dividends of $347,388 and $880,770 respectively.

On March 8, 2013, in connection with a consulting agreement, the Company issued 63,868 shares of common stock in exchange for services. See Note 2 for more discussion.

On April 8, 2013, the Company issued a total of 8,880 shares of the Company’s common stock to the directors.

On May 22, 2013 the Company entered into an investment agreement. Pursuant to the investment agreement, the Company may issue and sell to the investor, up to that number of shares of the Company’s common stock having an aggregate purchase price of $2.5 million, over a period of 36 months from the first trading day following the effectiveness of the registration statement registering the resale of shares. The purchase price shall be set at 92% of the lowest daily volume weighted average price of the Common Stock during the five consecutive trading day period beginning on the date of delivery of the applicable draw down notice.

On June 20, 2013, as part of the investment agreement, the Company filed with the Securities Exchange Commission a Form S-1 for the registration of its Common Stock, $0.001 par value.  The amount of shares to be registered was 2.5 million. The S-1 became effective on June 27, 2013. During the quarter ended September 30, 2013, 283,868 shares were issued related to this agreement.

On July 1, 2013, the Company terminated a consulting services agreement and issued 70,414 shares of common stock to pay the outstanding balance of approximately $75,000 due to the consultants. See Note 2.

On August 15, 2013, the Company issued a total of 4,956 shares of the Company’s common stock to the directors.

Note 3: Shareholders’ Equity

During February and March of 2011, the Company issued and sold 400,000 shares of the Company’s common stock at $0.25 per share. The sale of the common stock resulted in gross proceeds of $100,000 and net proceeds of $96,816 to the Company after deducting offering costs of $3,184.

On May 8, 2012 the Company filed with the Securities Exchange Commission form S-1 for the registration of its Common Stock, $.001 par value. The amount of shares to be registered was 800,000. On May 9, 2012, the warrant to purchase 800,000 shares of common stock at an exercise price of $.625 per share was exercised with total proceeds to the Company of $500,000 (see Note 9: Commitments and Contingencies).

The Company began paying dividends during the year ended December 31, 2012. The Company distributed dividends of $2,589,011 in cash to its shareholders. This includes quarterly cash dividends of $191,194 paid in May 2012, $220,550 in August 2012 and $265,324 paid in December 2012. This also includes and a special cash dividend of $1,911,943 to its shareholders of record as of May 21, 2012.